UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street San Jose, CA 95131

(Address of principal executive offices) (Zip code)

Edward Fong

2211 North First Street San Jose, CA 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 408-376-7400

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The PayPal Money Market Fund (the “Money Market Fund”) a series of PayPal Funds, invests substantially all of its assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and own a pro rata interest in the Master Portfolio’s net assets. At September 30, 2005, the value of the Money Market Fund’s investment in the Master Portfolio was $352,736,513, which represents 4.42% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—4.20%
Credit Suisse First Boston
3.67%, 05/09/06	50,000,000	50,000,000
3.80%, 09/26/06	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	15,000,000	15,000,000
3.70%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.56%, 03/14/06	50,000,000	50,000,000
3.79%, 06/19/06	50,000,000	49,996,537
Leafs LLC
3.80%, 02/21/06 (1)	19,997,932	19,997,932
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $334,994,442)		334,994,469

Security	Face Amount	Value
COMMERCIAL PAPER—14.24%
Cancara Asset Securitisation Ltd.
3.65%, 10/07/05	45,000,000	44,972,625
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,404,666
3.93%, 02/24/06	65,500,000	64,456,039
Charta LLC
3.75%, 10/27/05	66,236,000	66,056,611
Chesham Finance LLC
3.67%, 10/11/05	60,000,000	59,938,833
Cobbler Funding Ltd.
3.90%, 12/15/05	74,000,000	73,398,750
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,877,800
Eureka Securitization PLC
3.66%, 10/05/05	60,000,000	59,975,600
Falcon Asset Securitization Corp.
3.75%, 10/20/05	101,362,000	101,161,388
3.75%, 10/21/05	30,000,000	29,937,500
Grampian Funding LLC
3.38%, 11/08/05	56,000,000	55,800,205
3.49%, 12/09/05	50,000,000	49,665,541
3.74%, 01/13/06	90,000,000	89,027,600
K2 USA LLC
3.85%, 02/07/06	74,600,000	73,572,167
Park Avenue Receivables Corp.
3.68%, 10/13/05	30,000,000	29,963,200
Scaldis Capital LLC
3.50%, 12/12/05	25,000,000	24,825,000
Sydney Capital Corp.
3.90%, 12/16/05	150,000,000	148,765,000
UBS Finance Delaware LLC
3.75%, 10/05/05	100,000,000	99,958,333
WhistleJacket Capital LLC
3.51%, 12/15/05	5,000,000	4,963,438

TOTAL COMMERCIAL PAPER
(Cost: $1,135,720,323)		1,135,720,296

Security	Face Amount	Value
MEDIUM-TERM NOTES—0.81%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,998,793
K2 USA LLC
3.57%, 03/16/06 (1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $64,998,793)		64,998,793

Security	Face Amount	Value
TIME DEPOSITS—3.60%
Branch Banking & Trust
3.91%, 10/03/05	60,000,000	60,000,000
Chase Bank USA N.A.
3.91%, 10/03/05	125,000,000	125,000,000
National City Bank of Indiana
3.88%, 10/03/05	102,355,000	102,355,000

TOTAL TIME DEPOSITS
(Cost: $287,355,000)		287,355,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—47.03%
Allstate Life Global Funding II
3.82%, 10/27/06 (1)	50,000,000	50,000,000
American Express Bank
3.75%, 07/19/06	40,000,000	40,000,000
3.79%, 10/17/05	10,000,000	10,000,125
3.79%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
3.79%, 09/27/06	60,000,000	60,000,000
3.80%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.88%, 02/28/06	31,000,000	31,008,861
ASIF Global Financing
3.79%, 08/11/06 (1)	25,000,000	25,002,904
3.82%, 10/23/06 (1)	75,000,000	74,995,946
ASIF Global Financing XXII
3.99%, 05/30/06 (1)	61,500,000	61,565,508
Australia & New Zealand Banking Group Ltd.
3.81%, 10/23/06 (1)	35,000,000	35,000,000
Bank of America Securities
4.02%, 11/18/05	100,000,000	100,000,000
Bank of Nova Scotia
3.78%, 09/29/06	35,000,000	34,990,132
Banque Nationale de Paris
3.62%, 10/04/06	20,000,000	19,994,654
Bear Stearns Companies Inc. (The)
3.82%, 10/17/05	100,000,000	100,000,000
Beta Finance Inc.
3.78%, 05/25/06 (1)	15,000,000	14,998,997
3.79%, 04/25/06 (1)	30,000,000	29,997,000
CC USA Inc.
3.72%, 06/15/06 (1)	55,000,000	54,996,128
3.74%, 07/14/06 (1)	15,000,000	15,002,296
3.78%, 05/25/06 (1)	25,000,000	24,998,328
3.80%, 03/23/06 (1)	25,000,000	25,000,103
Commodore CDO Ltd. 2003-2A Class A1MM
3.91%, 06/13/06 (1)	25,000,000	25,000,000
Credit Suisse First Boston
3.77%, 07/19/06	75,000,000	75,000,000

DEPFA Bank PLC
3.88%, 09/15/06	100,000,000	100,000,000
Dexia Credit Local SA
3.78%, 08/30/06	35,000,000	34,993,614
Dorada Finance Inc.
3.78%, 06/26/06 (1)	15,000,000	14,998,975
Five Finance Inc.
3.72%, 09/15/06 (1)	30,000,000	29,994,263
3.78%, 05/25/06 (1)	22,000,000	21,998,529
3.79%, 06/26/06 (1)	14,000,000	13,998,970
HBOS Treasury Services PLC
4.01%, 10/24/06 (1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.07%, 05/04/06	15,000,000	15,007,118
K2 USA LLC
3.66%, 06/02/06 (1)	35,000,000	34,997,660
3.68%, 09/11/06 (1)	100,000,000	99,985,916
3.76%, 02/15/06 (1)	25,000,000	25,002,059
3.79%, 05/25/06 (1)	100,000,000	99,990,302
LEEK Finance Series 14A Class A1
3.81%, 09/21/36 (1)	22,148,300	22,148,300
Links Finance LLC
3.74%, 05/18/06 (1)	50,000,000	49,993,726
3.75%, 10/17/05 (1)	65,000,000	65,000,196
3.75%, 01/20/06 (1)	35,000,000	34,997,532
Lothian Mortgages PLC Series 4A Class A1
3.82%, 01/24/06 (1)	50,000,000	50,000,000
Marshall & Ilsley Bank
3.90%, 02/20/06	30,000,000	30,013,804
Metropolitan Life Insurance Funding
3.69%, 07/18/06 (1)(2)	25,000,000	25,000,000
Natexis Banques Populaires
3.80%, 10/16/06 (1)	50,000,000	50,000,000
National City Bank
3.62%, 01/06/06	20,000,000	19,998,418
Nationwide Building Society
4.03%, 10/27/06 (1)	100,000,000	100,000,000
Nordea Bank AB
3.71%, 10/10/06 (1)	75,000,000	75,000,000
Nordea Bank PLC
3.63%, 10/02/06	75,000,000	74,982,426
Northern Rock PLC
3.69%, 08/03/06 (1)	70,000,000	70,000,000
Permanent Financing PLC No. 7 Class 1A
3.69%, 03/10/06	150,000,000	150,000,000
Permanent Financing PLC No. 8 Class 1A
3.69%, 06/12/06 (1)	37,000,000	37,000,105
Royal Bank of Scotland
3.60%, 04/05/06	76,250,000	76,234,261
3.78%, 08/30/06	100,000,000	99,981,753
Sedna Finance Inc.
3.77%, 09/20/06 (1)	15,000,000	15,000,000
Sigma Finance Inc.
3.72%, 11/18/05 (1)	70,000,000	69,997,230
3.73%, 08/15/06 (1)	15,000,000	14,998,693
3.75%, 03/20/06 (1)	20,000,000	20,000,712
4.00%, 08/11/06 (1)	75,000,000	74,967,246
Skandinaviska Enskilda Bank NY
3.78%, 10/16/06 (1)	50,000,000	50,000,000
Societe Generale
3.68%, 06/13/06	30,000,000	29,995,798
Tango Finance Corp.
3.69%, 06/12/06 (1)	50,000,000	49,996,548
3.79%, 05/26/06 (1)	15,000,000	14,998,541
3.79%, 09/25/06 (1)	30,000,000	29,995,603

Travelers Insurance Co.
3.80%, 02/03/06 (1)(2)	50,000,000	50,000,000
3.89%, 08/18/06 (1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.00%, 03/28/06	50,000,000	50,000,000
US Bank N.A.
3.77%, 09/29/06	15,000,000	14,996,106
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.82%, 10/25/05 (1)	74,193,825	74,193,825
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.82%, 10/25/05 (1)	79,772,877	79,772,877
Westpac Banking Corp.
3.84%, 10/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.67%, 12/08/05 (1)	30,000,000	29,999,162
3.72%, 02/15/06 (1)	20,000,000	19,998,107
3.78%, 06/22/06 (1)	15,000,000	14,998,915
3.79%, 07/28/06 (1)	15,000,000	14,996,923
White Pine Finance LLC
3.72%, 03/15/06 (1)	46,000,000	45,994,187
3.72%, 07/17/06 (1)	50,000,000	49,991,862
3.72%, 09/15/06 (1)	46,000,000	45,993,402
3.80%, 12/28/05 (1)	67,000,000	66,996,764
Winston Funding Ltd. Series 2003-1 Class A1MA
3.71%, 04/23/09 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,751,751,410)		3,751,751,410

Security	Face Amount	Value
REPURCHASE AGREEMENTS—29.96% (3)
Bank of America Securities non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $200,066,458 and an effective yield of 3.99%.	200,000,000	200,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $250,081,250 and an effective yield of 3.90%.	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $400,136,251 and an effective yield of 4.09%.	400,000,000	400,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,013,000 and an effective yield of 3.90%.	40,000,000	40,000,000
Greenwich Capital Markets Inc. non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $100,033,229 and an effective yield of 3.99%.	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $375,124,865 and effective yields of 3.90% - 3.99%.	375,000,000	375,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000

Merrill Lynch & Co. Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $225,076,078 and effective yields of 4.06%.	225,000,000	225,000,000
Merrill Lynch & Co. Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 3/29/06, with a total maturity value of $150,050,969 and effective yields of 4.08%.	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Morgan Stanley non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/23/05, with a maturity value of $250,086,198 and an effective yield of 4.14%.	250,000,000	250,000,000
Morgan Stanley Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $200,065,000 and an effective yield of 3.90%.	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,390,000,000)		2,390,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $7,964,819,968) (4)		7,964,819,968

Other Assets, Less Liabilities — 0.16%		12,896,813

NET ASSETS — 100.00%		$7,977,716,781

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.
(4)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio as of September 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Bank of America Securities non-Government Tri-Party	3.87 – 9.88%	09/15/08 – 11/01/31	$204,000,000
Bank of America Securities Tri-Party	5.00	09/01/35	40,800,000
Bear Stearns Companies Inc. (The) Tri-Party	4.00 – 12.75	03/01/08 – 10/01/35	255,004,109
Citigroup Global Markets Holdings Inc. non-Government Tri-Party	various(a)	various(a)	448,502,528
Credit Suisse First Boston Inc. Tri-Party	4.14 – 4.67	05/01/35	40,802,815
Goldman Sachs Group Inc. Tri-Party	4.50 – 7.00	07/01/19 – 09/01/34	40,800,000
Greenwich Capital Markets Inc. non-Government Tri-Party	2.58 – 5.79	08/25/33 –07/19/45	105,003,362
JP Morgan Chase & Co. Tri-Party	4.05 – 6.43	01/01/09 – 04/01/44	40,803,300
Lehman Brothers Holdings Inc. non-Government Tri-Party	1.94 – 9.03	02/25/06 – 08/15/25	394,117,085
Lehman Brothers Inc. Tri-Party	3.21 – 7.94	08/01/18 – 08/01/36	40,796,940
Merrill Lynch & Co. Inc. non-Government Tri-Party	2.75 – 10.13	12/01/05 – 06/15/24	386,453,045
Merrill Lynch & Co. Inc. Tri-Party	4.85	08/01/35	40,803,700
Morgan Stanley non-Government Tri-Party	various(a)	various(a)	257,420,078
Morgan Stanley Tri-Party	3.89 – 5.18	09/01/33 – 04/01/35	204,654,270

(a)	The collateral consists of home loan mortgages with interest rates that are reset on a monthly basis and varying maturity dates.

Item 2. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PayPal Funds

By:	/s/ John Story
John Story
President

Date	11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ John Story
John Story
President

Date	11/29/05

By:	/s/ Edward Fong
Edward Fong
Chief Financial Officer and Treasurer

Date	11/29/05